TAXES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Taxes Payable
SCHEDULE OF TAX PAYABLE

Taxes payable consisted of the following at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Value-added	$62,515	$56,806
Income	28,235	30,919
City construction	5,027	3,746
Education	2,193	2,184
Other	12,276	10,445
Taxes payable	$110,246	$104,100

Taxes payable consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Value-added	$56,806	$97,917
Income	30,919	109,396
City construction	3,746	7,018
Education	2,184	5,064
Other	10,445	13,242
Taxes payable	$104,100	$232,637